Income Taxes - Summary of Net Deferred Income Taxes (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Income Tax Disclosure [Abstract]
Deferred tax assets	₨ 2,836		$ 38.8		₨ 2,422
Less: valuation allowance	(1,088)	[1],[2]	(14.9)	[1],[2]	(217)	[1],[2]	$ (3.0)	₨ (328)
Net deferred tax assets	1,748		23.9		2,205
Deferred tax liability	₨ 2,046		$ 28.0		₨ 2,622

[1]	For 2021, the valuation allowance includes INR 741 million relating to the capital loss on rooftop and other assets classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.
[2]	The valuation allowance includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.